SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                November 4, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:     The AllianceBernstein Portfolios:
                 - AllianceBernstein Wealth Appreciation Strategy
                 - AllianceBernstein Balanced Wealth Strategy
                 - AllianceBernstein Conservative Wealth Strategy
                 - AllianceBernstein Tax-Managed Wealth Appreciation Strategy
                 - AllianceBernstein Tax-Managed Balanced Wealth Strategy
                 - AllianceBernstein Tax-Managed Conservative Wealth Strategy (Collectively, the "Strategies")
                 File Nos. 33-12988 and 811-05088
                 ------------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 78 under the Securities Act of 1933 and Amendment No. 80 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the above referenced Strategies. We are making this filing to modify (i) the name, investment policies and restrictions and benchmark of Intermediate Duration Bond Portfolio (to be "Global Core Bond Portfolio") to reflect its broader investment mandate; (ii) the benchmarks of International Growth Portfolio, International Value Portfolio and Conservative Wealth Strategy; and (iii) Wealth Strategies investment allocations. In addition, we are adding a new underlying portfolio - the Volatility Management Portfolio - to the Strategies.

      Disclosure other than that described above contained in the Strategies' prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 78.

      The Strategies' Prospectus annual update will be filed on or before December 31, 2011. Therefore, we will need to file a request for acceleration because the effective date for this filing would occur after that date. Therefore, the Trust and its principal underwriter intend to file acceleration request letters in December. These letters will request that the SEC, pursuant to rule 461(a) under the 1933 Act, accelerate the effective date of Post-Effective Amendment No 78 to December 31, 2011.

      Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                                Sincerely,

                                                /s/ Jeffrey Schellenger
                                                -----------------------------
                                                    Jeffrey Schellenger

Attachment
cc:      Kathleen Clarke
S
K 00250 0157 1237057